Income Taxes (Details) - Schedule of Deferred Tax Assets and Liabilities - CAD ($) $ in Thousands	May 31, 2024	May 31, 2023
Deferred Tax Assets
Finance Lease Liabilities	$ 20	$ 31
Non-capital loss carry forwards	1,742	675
Property and Equipment	19	4
Other tax pools	96	70
Valuation Allowance	(1,857)	(748)
Net Deferred Tax Assets	20	32
Lease obligations	(20)	(32)
Total Deferred Tax Liabilities	(20)	(32)
Net Deferred Tax Asset (Liability)